UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] Extension Note [Member] Digital Health Acquisition Corp.	Common Stock [Member] Bridge Notes [Member] Digital Health Acquisition Corp.	Common Stock [Member] Digital Health Acquisition Corp.	Common Stock [Member]	Additional Paid-in Capital [Member] Extension Note [Member] Digital Health Acquisition Corp.	Additional Paid-in Capital [Member] Bridge Notes [Member] Digital Health Acquisition Corp.	Additional Paid-in Capital [Member] Digital Health Acquisition Corp.	Retained Earnings [Member] Digital Health Acquisition Corp.	Retained Earnings [Member]	Extension Note [Member] Digital Health Acquisition Corp.	Bridge Notes [Member] Digital Health Acquisition Corp.	Digital Health Acquisition Corp.	Total
Balance at the beginning at Dec. 31, 2021			$ 344					$ (3,334,812)				$ (3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021			3,432,000	9,998,446
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value								(1,142,603)				(1,142,603)
Issuance of shares, net of offering cost		$ 3				$ 284,421					$ 284,424
Issuance of shares, net of offering cost (in shares)		30,000									30,000
Issuance of warrants issued with Bridge Note, net of offering costs						$ 8,552					$ 8,552
Net loss								(3,242,501)	$ (836,205)			(3,242,501)	$ (836,205)
Balance at the end at Dec. 31, 2022			$ 347				$ 292,973	(7,719,916)				(7,426,596)
Balance at the end (in shares) at Dec. 31, 2022			3,462,000	9,998,446
Increase (Decrease) in Stockholders' Equity
Issuance of shares, net of offering cost			$ 2				214,198					214,200
Issuance of shares, net of offering cost (in shares)			20,000
Net loss								(1,894,642)	(451,252)			(1,894,642)	(451,252)
Balance at the end at Mar. 31, 2023			$ 349				507,171	(9,614,558)				(9,107,038)
Balance at the end (in shares) at Mar. 31, 2023			3,482,000	9,998,446
Balance at the beginning at Dec. 31, 2022			$ 347				292,973	(7,719,916)				(7,426,596)
Balance at the beginning (in shares) at Dec. 31, 2022			3,462,000	9,998,446
Increase (Decrease) in Stockholders' Equity
Accretion of common stock subject to redemption value								(682,671)				(682,671)
Issuance of shares, net of offering cost	$ 1		$ 2		$ 115,471		214,198			$ 115,472		214,200
Issuance of shares, net of offering cost (in shares)	7,000		20,000							7,000
Excise tax payable attributable to redemption of common stock							(72,396)					(72,396)
Net loss								(4,413,866)	(3,448,090)			(4,413,866)	(3,448,090)
Balance at the end at Dec. 31, 2023			$ 350				550,246	(12,816,453)				(12,265,857)
Balance at the end (in shares) at Dec. 31, 2023			3,489,000	9,998,446
Increase (Decrease) in Stockholders' Equity
Net loss								(967,817)	$ (2,811)			(967,817)	$ (2,811)
Balance at the end at Mar. 31, 2024			$ 350				$ 550,246	$ (13,784,270)				$ (13,233,674)
Balance at the end (in shares) at Mar. 31, 2024			3,489,000	9,998,446